Note 15 - Subsequent Events (Details) (USD $)	Dec. 31, 2014	Sep. 23, 2014	Feb. 28, 2015
Note 15 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.53	$ 0.53
Subsequent Event [Member] | Second Tranche [Member] | September 2014 Term Loan [Member]
Note 15 - Subsequent Events (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 500,000
Subsequent Event [Member] | Third Tranche [Member] | September 2014 Term Loan [Member]
Note 15 - Subsequent Events (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 1,000,000
Subsequent Event [Member]
Note 15 - Subsequent Events (Details) [Line Items]
Percent of Outstanding Loan Amount			1.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.53